SUMMARY OF CONDENSED BALANCE SHEETS PARENT COMPANY (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2017
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.000005	$ 0.000005			$ 0.0001
Common stock, shares authorized	20,000,000,000	20,000,000,000	20,000,000,000	20,000,000,000	500,000,000
Treasury stock, shares	188,575,190	192,412,690
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.000005	$ 0.000005
Common stock, shares authorized	20,000,000,000	20,000,000,000
Treasury stock, shares	188,575,190	192,412,690
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, shares, issued	1,208,831,222	1,208,831,222
Common stock, shares, outstanding	1,020,256,032	1,016,418,532
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, shares, issued	949,960,000	949,960,000
Common stock, shares, outstanding	949,960,000	949,960,000